Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

Note 16 – Subsequent Events

The Company evaluated all events and transactions that occurred after June 30, 2023 up through the date the Company issued these consolidated financial statements on October 31, 2023. There are not any material subsequent events that would require disclosure in these consolidated financial statements.